UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California AMT-Free Municipal Income Fund (NKX)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.2% (3.7% of Total Investments)
$ 1,350	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	$ 1,287,320
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
12,785	5.750%, 6/01/47	6/17 at 100.00	BB–	11,935,692
9,500	5.125%, 6/01/47	6/17 at 100.00	BB–	8,029,590
14,630	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	13,082,146
	Bonds, Series 2007A-2, 5.300%, 6/01/37
38,265	Total Consumer Staples			34,334,748
	Education and Civic Organizations – 1.8% (1.3% of Total Investments)
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,721,216
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
3,000	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa2	3,304,260
	11/01/25 – AMBAC Insured
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%,	11/15 at 100.00	Aa2	1,115,260
	11/01/27 – NPFG Insured
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	6,127,500
	5/15/27 – AMBAC Insured
11,600	Total Education and Civic Organizations			12,268,236
	Health Care – 15.3% (10.8% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	2/13 at 100.00	A–	5,010,000
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	1,794,043
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,043,940
	System, Series 2007A, 5.125%, 7/15/31
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	4,504,800
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los
	Angeles, Series 2007:
4,550	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	BBB	4,788,102
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,892,015
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,039,990
	Health System, Series 2005A, 5.250%, 7/01/30
20,120	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	22,097,795
	Series 2006, 5.000%, 3/01/41
4,500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	4,951,395
	Series 2007A, 4.750%, 4/01/33
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,516,829
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	4,573,509
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,595,225
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	11,435,200
	2007C, 5.000%, 8/15/38 – AMBAC Insured
4,543	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	7,498,131
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,153,330
	6.750%, 11/01/39
1,145	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,262,717
	6.000%, 11/01/41
7,670	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	8,619,623
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/13 at 100.00	N/R	658,333
	5/15/18 – AMBAC Insured
89,888	Total Health Care			101,434,977
	Housing/Multifamily – 0.2% (0.1% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	AA–	1,197,305
	2003, 5.000%, 5/01/23
	Long-Term Care – 1.5% (1.1% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	3,441,900
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	2,008,000
	California Retired Officers Community Corporation - Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A–	1,661,814
	Methodist Homes, Series 2006, 5.000%, 7/01/36
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A–	2,804,670
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
8,825	Total Long-Term Care			9,916,384
	Tax Obligation/General – 30.5% (21.6% of Total Investments)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	A–	1,594,304
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
900	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	927,297
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	A1	3,513,630
	5.000%, 9/01/42
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	7,722,540
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 9/01/25	9/21 at 100.00	A1	1,239,080
8,500	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	9,901,310
835	California State, General Obligation Refunding Bonds, Series 2002, 5.000%,	2/13 at 100.00	A1	837,989
	2/01/22 – NPFG Insured
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	4,267,030
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
7,575	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	7,889,741
	2006C, 0.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	Aa2	2,852,800
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA–	3,993,991
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA–	4,054,594
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	3,520,458
10,000	East Side Union High School District, Santa Clara County, California, General Obligation	8/13 at 47.75	A	4,567,700
	Bonds, Series 2005, 0.000%, 8/01/28 – SYNCORA GTY Insured
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AA	234,699
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,782,143
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,914,071
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	9,649,184
	Trust 2668, 9.419%, 2/01/16 – AGM Insured (IF)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,640,750
	7/15/37 – AMBAC Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AA–	1,212,226
	2004, 5.000%, 8/01/21 – FGIC Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	Aa1	1,384,654
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2002C:
3,395	5.000%, 8/01/23 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,728,083
2,110	5.000%, 8/01/21 – AGM Insured (UB)	8/14 at 102.00	Aa2	2,317,012
3,250	5.000%, 8/01/22 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,568,858
1,000	5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 102.00	Aa2	1,098,110
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	AA–	1,304,684
	5.000%, 8/01/22 – FGIC Insured
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA–	3,321,315
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA–	3,284,970
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
13,880	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	7,192,894
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	2/13 at 100.00	BBB	2,509,475
	2002, 5.250%, 8/01/21 – FGIC Insured
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	3,216,480
	District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
980	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	1,080,117
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	AA–	6,010,675
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	868,624
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	5,418,314
	Refunding Series 2012 R-1, 0.000%, 7/01/31
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	2/13 at 100.00	A1	2,007,280
	5.000%, 6/15/26 – FGIC Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA–	5,717,500
	Series 2007, 5.250%, 8/01/32 – AGM Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,563,140
	Bond Trust 3646, 17.961%, 8/01/17 (IF)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA–	1,010,682
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA–	1,350,872
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA–	2,524,289
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA–	1,379,622
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA–	2,379,980
14,915	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,870,592
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA–	14,584,025
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	23,423,534
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	6,951,563
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,253,131
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	6,002,964
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
355,865	Total Tax Obligation/General			202,638,976
	Tax Obligation/Limited – 51.0% (36.1% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	4,402,771
8,000	0.000%, 9/01/21 – AGM Insured	No Opt. Call	AA–	5,910,800
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	2/13 at 100.00	A	2,238,129
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	2,066,300
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	2/13 at 100.00	AA–	7,923,501
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	A	1,209,119
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	AA–	2,251,832
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA+	1,270,586
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA+	1,604,597
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA+	1,688,224
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA+	1,860,705
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	1/16 at 100.00	A2	4,155,573
	Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A2	3,254,926
2,065	5.000%, 4/01/31	No Opt. Call	A2	2,399,964
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	2/13 at 100.00	A2	4,054,600
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	3,319,077
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,855,520
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	2,341,880
	2012G, 5.000%, 11/01/31
1,210	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	1,258,461
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,520	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,594,390
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
10,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	BBB	10,376,885
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R	1,467,223
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,234,576
530	5.750%, 8/01/26	8/20 at 100.00	N/R	555,021
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	3/13 at 100.00	N/R	1,904,655
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	BBB	7,079,954
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	2/13 at 100.00	BBB	3,147,139
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
1,905	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/13 at 101.00	BBB+	1,919,935
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
11,800	5.000%, 1/01/21 – AMBAC Insured	1/13 at 100.00	A2	11,823,718
5,000	5.250%, 1/01/34 – AMBAC Insured	1/13 at 100.00	A2	5,004,850
3,000	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System	3/22 at 100.00	AA–	3,448,830
	Financing, Series 2012, 5.000%, 9/01/41
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	8,577,004
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,119,910
	Refunding Series 2012, 5.000%, 9/01/32
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	7,697,035
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	11,678,333
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	7,934,400
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	22,316,800
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.933%, 6/01/45 – AGC
	Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	2,332,580
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.475%, 6/01/45 – FGIC Insured (IF)
3,315	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	2,905,531
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,754,978
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	BBB–	440,729
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,382,590
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,665	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,727,005
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	733,537
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/22 at 100.00	N/R	1,030,880
2,000	5.125%, 9/01/42	9/22 at 100.00	N/R	2,062,220
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	3/13 at 101.00	A+	3,539,480
	1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	9/14 at 100.00	A+	3,475,752
	1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	3/13 at 100.00	A+	5,024,500
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB+	2,577,720
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	BBB+	2,483,976
3,690	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	3,812,766
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA–	2,044,970
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
6,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	6,366,420
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
7,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	A+	7,607,484
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	3/13 at 100.00	BBB	1,501,740
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,570,997
	5.000%, 8/01/38 – AMBAC Insured
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	819,152
	Community Facilities District 2003-1, Series 2004, 5.550%, 9/01/29
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA–	3,195,335
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%,	1/16 at 102.00	A–	3,564,000
	1/01/37 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/13 at 101.00	BBB	5,056,350
	Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	1,056,550
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	A	4,213,982
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/12 at 100.00	BBB	390,480
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds,	9/17 at 100.00	A+	7,235,480
	Series 2007A, 5.000%, 9/01/34 – NPFG Insured
1,045	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	1,066,046
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	3,015,540
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	AA–	1,025,100
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
5,000	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	5,095,500
	9/01/33 – AMBAC Insured
1,305	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	1,334,154
	8/01/25 – AMBAC Insured
3,910	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	3/13 at 100.00	BBB	3,778,311
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	2/13 at 100.00	A	4,936,409
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,789,270
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	2/13 at 100.00	AA	2,779,557
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	2/13 at 100.00	AA	4,016,080
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
815	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	837,812
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	935,410
	Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB	3,425,056
5,000	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB	5,095,950
	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding
	Series 2012D:
930	5.000%, 9/01/32	9/22 at 100.00	N/R	1,000,541
1,000	5.000%, 9/01/36	9/22 at 100.00	N/R	1,052,770
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	2/13 at 100.00	A	3,069,180
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
	Santa Clarita, California, Special Tax Bonds, Community Facilities District 2002-1 Valencia
	Town Center, Refunding Series 2012:
1,110	5.000%, 11/15/29	11/22 at 100.00	N/R	1,225,373
3,895	5.000%, 11/15/32	11/22 at 100.00	N/R	4,265,921
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	BBB	3,226,930
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA–	3,845,173
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA–	5,810,020
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project	2/13 at 100.00	A–	2,194,646
	1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
800	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	866,576
	Series 2010, 5.000%, 9/01/35
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	1,371,001
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA–	3,714,880
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,095,562
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
2,670	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%,	3/13 at 102.00	A1	2,734,934
	3/01/32 – SYNCORA GTY Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	4/13 at 100.00	A2	2,815,463
	Certificates of Particpation, Refunding Series 2001A, 5.000%, 10/01/31 – NPFG Insured
327,120	Total Tax Obligation/Limited			338,273,572
	Transportation – 3.6% (2.5% of Total Investments)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/13 at 100.00	BBB–	2,000,160
	1995A, 5.000%, 1/01/35
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
6,500	0.000%, 1/15/18 – NPFG Insured	1/13 at 75.69	BBB	4,888,455
7,500	5.875%, 1/15/29	1/14 at 101.00	BBB–	7,728,750
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,312,500
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/40
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	4,110,360
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%,	9/14 at 100.00	A+	2,567,736
	9/01/29 – NPFG Insured
24,400	Total Transportation			23,607,961
	U.S. Guaranteed – 7.8% (5.5% of Total Investments) (5)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	2,045,660
1,250	5.250%, 8/01/25 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	1,352,950
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AA (5)	2,909,359
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 (Pre-refunded 8/15/13) – AMBAC Insured
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	3,170,160
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded
	1/01/28) – AMBAC Insured
500	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	533,010
1,495	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/13 at 100.00	AA (5)	1,515,571
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
6,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	6,361,731
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
2,030	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA– (5)	2,095,041
	Bonds, Series 2003B, 5.000%, 8/01/27 (Pre-refunded 8/01/13) – AGM Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	8,938,380
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	3/13 at 100.00	Aa3 (5)	1,793,895
	Building Project II, Series 2002C, 5.000%, 10/01/27 (Pre-refunded 3/11/13) – AMBAC Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	A+ (5)	1,035,840
	Bonds, Series 2003A, 5.000%, 9/01/26 (Pre-refunded 9/01/13) – FGIC Insured
4,640	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (5)	5,047,067
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AA (5)	1,649,534
	5.000%, 10/01/25 (Pre-refunded 10/01/14) – AMBAC Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,448,643
1,415	5.500%, 12/01/21 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,558,806
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	AA– (5)	2,522,996
	2004A, 5.000%, 8/01/21 (Pre-refunded 8/01/13) – FGIC Insured
	West Basin Municipal Water District, California, Revenue Certificates of Participation,
	Series 2003A:
1,345	5.000%, 8/01/20 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,387,906
1,625	5.000%, 8/01/30 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,676,838
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA+ (5)	2,089,435
2,530	5.000%, 10/01/33 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA+ (5)	2,629,986
45,970	Total U.S. Guaranteed			51,762,808
	Utilities – 3.1% (2.2% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,070,530
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,914,993
945	5.500%, 11/15/37	No Opt. Call	A	1,180,995
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	282,752
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
2,155	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	2,235,123
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	2/13 at 100.00	N/R	100,184
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	A+	2,873,388
5,000	5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	A+	5,130,000
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	4,761,440
	Bonds, Series 2010-1, 5.000%, 7/01/28
18,765	Total Utilities			20,549,405
	Water and Sewer – 21.4% (15.1% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA–	13,529,340
	5/01/40 – AGM Insured
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,115,260
	8/01/36 – NPFG Insured
3,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A+	3,405,583
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,409,728
	10/01/36 – AGM Insured
1,480	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	1,636,096
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	A	5,527,350
	4/01/31 – AMBAC Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	13,419,368
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,
	Capital Projects, Series 2003A:
2,700	5.000%, 10/01/21 – AGM Insured	10/13 at 100.00	AA+	2,804,031
4,500	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	4,674,915
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A,	7/22 at 100.00	AA	19,007,679
	5.000%, 7/01/43
1,710	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aa3	1,752,887
	12/01/33 – NPFG Insured
1,320	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	1,407,846
	5.000%, 6/01/31 – NPFG Insured
21,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	21,856,353
	5.000%, 2/01/33 – FGIC Insured (UB) (4)
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,519,845
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	10,063,440
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%,	10/14 at 100.00	AA+	3,953,786
	10/01/23 – FGIC Insured
25,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	29,491,495
	Series 2012A, 5.000%, 11/01/43
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AAA	1,476,734
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AAA	469,390
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AAA	490,487
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	1,188,260
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
875	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	Aa2	898,275
	2003A, 5.000%, 8/01/30 – NPFG Insured
129,345	Total Water and Sewer			142,098,148
$ 1,051,208	Total Investments (cost $843,886,136) – 141.4%			938,082,520
	Floating Rate Obligations – (3.6)%			(24,125,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.7)% (6)			(256,600,000)
	Other Assets Less Liabilities – 0.9%			6,022,321
	Net Assets Applicable to Common Shares – 100%			$ 663,379,841

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ –	$938,082,520	$ –	$938,082,520

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $819,156,716.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$96,844,443
Depreciation	(2,041,003)
Net unrealized appreciation (depreciation) of investments	$94,803,440

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013